Fair Value of Financial Assets and Liabilities - Fair Value of Sensitivity Analysis Instruments (Detail) - Level 3 [member] - EUR (€) € in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Disclosure of fair value measurement of assets [line items]
Positive fair value movements from using reasonable possible alternatives	€ 231	€ 315
Negative fair value movements from using reasonable possible alternatives	14	14
Financial assets at fair value through profit or loss [member] | Equity (equity derivatives, structured notes) [member]
Disclosure of fair value measurement of assets [line items]
Positive fair value movements from using reasonable possible alternatives	145	222
Negative fair value movements from using reasonable possible alternatives	4
Financial assets at fair value through profit or loss [member] | Interest rates (Rates derivatives, FX derivatives) [member]
Disclosure of fair value measurement of assets [line items]
Positive fair value movements from using reasonable possible alternatives	53	56
Financial assets at fair value through profit or loss [member] | Credit (Debt securities, Loans, structured notes, credit derivatives) [member]
Disclosure of fair value measurement of assets [line items]
Positive fair value movements from using reasonable possible alternatives	28	27
Available-for-sale investments [member] | Debt securities [member]
Disclosure of fair value measurement of assets [line items]
Positive fair value movements from using reasonable possible alternatives		1
Equity securities [member] | Available-for-sale investments [member]
Disclosure of fair value measurement of assets [line items]
Positive fair value movements from using reasonable possible alternatives		9
Negative fair value movements from using reasonable possible alternatives		€ 14
Equity securities [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of fair value measurement of assets [line items]
Positive fair value movements from using reasonable possible alternatives	5
Negative fair value movements from using reasonable possible alternatives	€ 10